Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables Past Due But Not Impaired [Member] - Trade Receivables [Member] - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 604,651	$ 317,882	$ 251,963
Less Than Three Months [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	410,907	239,540	166,013
Between Three and Six Months [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	93,335	28,511	36,306
Between Six and Twelve Months [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	48,104	25,941	39,738
More Than Twelve Months [Member]
Disclosure of financial assets that are past due but not impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 52,305	$ 23,890	$ 9,906